Taxation Paid (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information About Income Tax

	UNITED STATES DOLLAR
	2017	2016	2015
Amount owing at beginning of the year - continuing operations	(107.9)	(59.3)	(37.8)
SA and foreign current taxation - continuing operations	(204.7)	(204.2)	(141.7)
Amount owing at end of the year - continuing operations	77.5	107.9	59.3
Translation	(4.4)	—	3.0

Total taxation paid - continuing operations	(239.5)	(155.6)	(117.2)